Note 2 - Accounting Policies and Statement of Compliance (Details Textual) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2018		Dec. 31, 2019 [2]	Jan. 01, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total other reserves		€ (1,099)	[1]	€ (472)		€ 180
Retained earnings		€ (138,939)	[1]	€ (134,912)		€ (103,595)
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	2.01%
Defined contribution plan, contribution percentage		2.20%
Defined contribution plan, contribution percentage by employer		1.40%
Defined contribution plan, contribution percentage by employee		0.80%
Application of IFRS 16 [member]
Statement Line Items [Line Items]
Treshold for lease of assets recognised	€ 5
Increase (decrease) due to application of IFRS 15 [member]
Statement Line Items [Line Items]
Deferred tax liabilities					€ 3,098
Deferred tax assets					3,098
Increase (decrease) due to application of IFRS 9 [member]
Statement Line Items [Line Items]
Total other reserves					(653)
Retained earnings					€ 653

[1]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 has not been restated. See Note 2.d and 2.e for more details on transition measures.
[2]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.